Related Party Balances and Transactions - Schedule of Balances with Related Parties (Details)		Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Disclosure of transactions between related parties [line items]
Included in trade receivables from related parties, net				RM 720,013
Included in prepayments to a related party	[1]	5,751,779	1,361,142	5,517,306
Included in amounts due to related parties		8,734,750	2,067,054	4,001,850
Agroz Ventures Sdn. Bhd. [Member]
Disclosure of transactions between related parties [line items]
Included in trade receivables from related parties, net				588,000
Included in amounts due from related parties		1,071,069	253,465	751,695
Included in amounts due to related parties		324,669	76,832	274,733
Isa Wellness Marketing [Member]
Disclosure of transactions between related parties [line items]
Included in trade receivables from related parties, net				32,513
Agroz Vertical Farm Sdn. Bhd. [Member]
Disclosure of transactions between related parties [line items]
Included in trade receivables from related parties, net				99,500
Included in amounts due to related parties		1,909,631	451,909	1,102,611
Braiven Co., Ltd. [Member]
Disclosure of transactions between related parties [line items]
Included in prepayments to a related party		5,751,779	1,361,142	5,517,306
Included in amounts due to related parties		113,859	26,944	40,226
HWG Cash [Member]
Disclosure of transactions between related parties [line items]
Included in amounts due to related parties		2,528,321	598,320	2,514,691
Gerard Lim [Member]
Disclosure of transactions between related parties [line items]
Included in amounts due to related parties		3,822,372	904,554	33,691
Ms. Khoo Kwai Fun [Member]
Disclosure of transactions between related parties [line items]
Included in amounts due to related parties		35,898	8,495	35,898
Related Party [Member]
Disclosure of transactions between related parties [line items]
Included in amounts due to related parties		RM 8,734,750	$ 2,067,054	RM 4,001,850

[1]	As of June 30, 2025, the Group has prepaid MYR 5,751,779 (USD 1,361,142) (December 31, 2024: MYR5,517,306) for the development of comprehensive Robotics AI Platform designed to facilitate the creation, deployment, and management of intelligent robotic systems to Braiven Co., Ltd., who is a related party (note 21).